June 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Index Funds (the “Trust”)
File No. 2-56846

Commissioners:

Enclosed is the 117th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this Amendment is to introduce a new exchange-traded share class, known as “ETF Shares,” for the Vanguard 500 Index Fund, a series of the Trust.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on September 9, 2010. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esquire
U.S. Securities & Exchange Commission